Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed
							$100 Investment
					Average SCT	Average CAP		NASDAQ		Company-
	SCT	CAP	SCT	CAP	Compensation	Compensation	Company	Biotech Index		selected
	Compensation	Compensation	Compensation	Compensation	for Other	for Other	Total Share-	Total Share-	Net Loss	Finacial Perf.
Year	for CEO 1	for CEO 1	for CEO 2	for CEO 2	NEOs	NEOs	holder Return	holder Return	($M)	Measure
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2022	$5,259,100	$(173,208)	$ N/A	$ N/A	$2,159,230	$(50,500)	$23.08	$113.65	(395.9)	$—
2021	$3,216,310	$3,169,786	$7,011,698	$(2,484,140)	$3,270,763	$(324,022)	$68.95	$126.45	(342.3)	$—
2020	$ N/A	$ N/A	$9,039,400	$22,045,076	$2,593,418	$5,003,997	$167.61	$126.42	(259.6)	$—

Columns (b), (d) and (f). Reflects compensation amounts reported in the “Summary Compensation Table” (“SCT”) for our CEOs and average amount reported for our non-CEO NEOs, for the respective years shown. Our CEOs and non-CEO NEOs for each of these fiscal years are shown below:

Year	CEO	Non-CEO NEOs
2022	Frederick G. Vogt, Ph.D., J.D.	Friedrich Graf Finckenstein, M.D., Jean-Marc Bellemin, Igor Bilinsky, Ph.D.
2021	Frederick G. Vogt, Ph.D., J.D. (effective June 18, 2021), Maria Fardis, Ph.D. (until June 18, 2021)	Friedrich Graf Finckenstein, M.D., Jean-Marc Bellemin, Igor Bilinsky, Ph.D., Michael Swartzburg
2020	Maria Fardis, Ph.D.	Frederick G. Vogt, Ph.D., J.D (as General Counsel), Friedrich Graf Finckenstein, M.D., Jean-Marc Bellemin, Michael Swartzburg

Columns (c), (e) and (g). CAP to our CEOs and the average CAP to our non-CEO NEOs in each of 2022, 2021 and 2020 reflect the respective amounts set forth in columns (b), (d) and (f) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and calculation methodology. The dollar amounts reflected in columns (c), (e) and (g) of the table above do not reflect the actual amount of compensation earned by or paid to our CEOs and non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the CEO’s and average non-CEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section in this proxy statement as well as the proxy statements reporting pay for the prior fiscal years covered in these tables.

	2022		2021			2020

	CAP	Average	CAP	CAP	Average	CAP	Average
	Compensation	CAP	Compensation	Compensation	CAP	Compensation	CAP
	for	Compensation	for	for	Compensation	for	Compensation
Adjustments	CEO 1	for other NEOs	CEO 1	CEO 2	for other NEOs	CEO 2	for other NEOs

Reported Summary Compensation Table Total	$5,259,100	$2,159,230	$3,216,310	$7,011,698	$3,270,763	$9,039,400	$2,593,418

Deduction for amounts reported under Stock Awards and Option Awards columns in Summary Compensation Table for applicable fiscal year.	$(3,872,500)	$(1,185,030)	$(2,463,502)	$(6,729,775)	$(2,880,217)	$(8,139,400)	$(2,197,299)

Add back: The year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the fiscal year	$1,597,498	$463,158	$2,416,978	$—	$1,548,311	$17,391,380	$3,771,653

The change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	$(1,408,496)	$(558,816)	$—	$—	$(1,234,414)	$3,171,811	$728,968

For awards that are granted and vest in the same year, the fair value as of the vesting date	$—	$—	$—	$—	$—	$—	$—

For awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$(1,748,809)	$(929,042)	$—	$(2,766,063)	$(1,028,465)	$581,885	$107,259
"Compensation Actually Paid"	(173,208)	(50,500)	3,169,786	(2,484,140)	(324,022)	22,045,076	5,003,997

Column (h). Illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the Company’s common stock made on December 31, 2019.

Column (i). Illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the NASDAQ Biotechnology Index made on December 31, 2019.

Column (j). Reflects “Net Income” in the Company’s Consolidated Statement of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.

Column (k). At this time, given that we are a research and development company without revenue, we do not use any specific company-selected financial measures for purposes of determining “compensation actually paid.” As is the case with many companies in the biotechnology industry, our annual incentive objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. However, our Compensation Committee has approved robust goals and objectives discussed annually in our Compensation Discussion and Analysis section in this proxy statement and the proxy statements reporting pay for the fiscal years covered in these tables. Accordingly, we do not have a financial metric in our executive compensation program that would constitute the Company Selected Measure, as contemplated under the SEC Pay Versus Performance disclosure rules.

Named Executive Officers, Footnote [Text Block]

Columns (b), (d) and (f). Reflects compensation amounts reported in the “Summary Compensation Table” (“SCT”) for our CEOs and average amount reported for our non-CEO NEOs, for the respective years shown. Our CEOs and non-CEO NEOs for each of these fiscal years are shown below:

Year	CEO	Non-CEO NEOs
2022	Frederick G. Vogt, Ph.D., J.D.	Friedrich Graf Finckenstein, M.D., Jean-Marc Bellemin, Igor Bilinsky, Ph.D.
2021	Frederick G. Vogt, Ph.D., J.D. (effective June 18, 2021), Maria Fardis, Ph.D. (until June 18, 2021)	Friedrich Graf Finckenstein, M.D., Jean-Marc Bellemin, Igor Bilinsky, Ph.D., Michael Swartzburg
2020	Maria Fardis, Ph.D.	Frederick G. Vogt, Ph.D., J.D (as General Counsel), Friedrich Graf Finckenstein, M.D., Jean-Marc Bellemin, Michael Swartzburg

Adjustment To PEO Compensation, Footnote [Text Block]

Columns (c), (e) and (g). CAP to our CEOs and the average CAP to our non-CEO NEOs in each of 2022, 2021 and 2020 reflect the respective amounts set forth in columns (b), (d) and (f) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and calculation methodology. The dollar amounts reflected in columns (c), (e) and (g) of the table above do not reflect the actual amount of compensation earned by or paid to our CEOs and non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the CEO’s and average non-CEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section in this proxy statement as well as the proxy statements reporting pay for the prior fiscal years covered in these tables.

	2022		2021			2020

	CAP	Average	CAP	CAP	Average	CAP	Average
	Compensation	CAP	Compensation	Compensation	CAP	Compensation	CAP
	for	Compensation	for	for	Compensation	for	Compensation
Adjustments	CEO 1	for other NEOs	CEO 1	CEO 2	for other NEOs	CEO 2	for other NEOs

Reported Summary Compensation Table Total	$5,259,100	$2,159,230	$3,216,310	$7,011,698	$3,270,763	$9,039,400	$2,593,418

Deduction for amounts reported under Stock Awards and Option Awards columns in Summary Compensation Table for applicable fiscal year.	$(3,872,500)	$(1,185,030)	$(2,463,502)	$(6,729,775)	$(2,880,217)	$(8,139,400)	$(2,197,299)

Add back: The year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the fiscal year	$1,597,498	$463,158	$2,416,978	$—	$1,548,311	$17,391,380	$3,771,653

The change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	$(1,408,496)	$(558,816)	$—	$—	$(1,234,414)	$3,171,811	$728,968

For awards that are granted and vest in the same year, the fair value as of the vesting date	$—	$—	$—	$—	$—	$—	$—

For awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$(1,748,809)	$(929,042)	$—	$(2,766,063)	$(1,028,465)	$581,885	$107,259
"Compensation Actually Paid"	(173,208)	(50,500)	3,169,786	(2,484,140)	(324,022)	22,045,076	5,003,997

Non-PEO NEO Average Total Compensation Amount	$ 2,159,230	$ 3,270,763	$ 2,593,418
Non-PEO NEO Average Compensation Actually Paid Amount	$ (50,500)	(324,022)	5,003,997
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Columns (c), (e) and (g). CAP to our CEOs and the average CAP to our non-CEO NEOs in each of 2022, 2021 and 2020 reflect the respective amounts set forth in columns (b), (d) and (f) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and calculation methodology. The dollar amounts reflected in columns (c), (e) and (g) of the table above do not reflect the actual amount of compensation earned by or paid to our CEOs and non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the CEO’s and average non-CEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section in this proxy statement as well as the proxy statements reporting pay for the prior fiscal years covered in these tables.

	2022		2021			2020

	CAP	Average	CAP	CAP	Average	CAP	Average
	Compensation	CAP	Compensation	Compensation	CAP	Compensation	CAP
	for	Compensation	for	for	Compensation	for	Compensation
Adjustments	CEO 1	for other NEOs	CEO 1	CEO 2	for other NEOs	CEO 2	for other NEOs

Reported Summary Compensation Table Total	$5,259,100	$2,159,230	$3,216,310	$7,011,698	$3,270,763	$9,039,400	$2,593,418

Deduction for amounts reported under Stock Awards and Option Awards columns in Summary Compensation Table for applicable fiscal year.	$(3,872,500)	$(1,185,030)	$(2,463,502)	$(6,729,775)	$(2,880,217)	$(8,139,400)	$(2,197,299)

Add back: The year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the fiscal year	$1,597,498	$463,158	$2,416,978	$—	$1,548,311	$17,391,380	$3,771,653

The change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	$(1,408,496)	$(558,816)	$—	$—	$(1,234,414)	$3,171,811	$728,968

For awards that are granted and vest in the same year, the fair value as of the vesting date	$—	$—	$—	$—	$—	$—	$—

For awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$(1,748,809)	$(929,042)	$—	$(2,766,063)	$(1,028,465)	$581,885	$107,259
"Compensation Actually Paid"	(173,208)	(50,500)	3,169,786	(2,484,140)	(324,022)	22,045,076	5,003,997

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 23.08	68.95	167.61
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (395,900,000)	(342,300,000)	(259,600,000)
PEO Name	Frederick G. Vogt, Ph.D., J.D.
Frederick G. Vogt
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,259,100	3,216,310
PEO Actually Paid Compensation Amount	(173,208)	3,169,786
Maria Fardis
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		7,011,698	9,039,400
PEO Actually Paid Compensation Amount		(2,484,140)	22,045,076
PEO [Member] | Frederick G. Vogt | Deduction for amounts reported under Stock Awards and Option Awards columns in Summary Compensation Table for applicable fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,872,500)	(2,463,502)
PEO [Member] | Frederick G. Vogt | Add back: The year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,597,498	2,416,978
PEO [Member] | Frederick G. Vogt | The change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,408,496)
PEO [Member] | Frederick G. Vogt | For awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,748,809)
PEO [Member] | Maria Fardis | Deduction for amounts reported under Stock Awards and Option Awards columns in Summary Compensation Table for applicable fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,729,775)	(8,139,400)
PEO [Member] | Maria Fardis | Add back: The year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			17,391,380
PEO [Member] | Maria Fardis | The change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,171,811
PEO [Member] | Maria Fardis | For awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,766,063)	581,885
Non-PEO NEO [Member] | Deduction for amounts reported under Stock Awards and Option Awards columns in Summary Compensation Table for applicable fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,185,030)	(2,880,217)	(2,197,299)
Non-PEO NEO [Member] | Add back: The year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	463,158	1,548,311	3,771,653
Non-PEO NEO [Member] | The change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(558,816)	(1,234,414)	728,968
Non-PEO NEO [Member] | For awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (929,042)	$ (1,028,465)	$ 107,259